Commitments and contingencies (Schedule of Future Minimum Payments Under Non-cancellable Operating Leases) (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2014
Future minimum payments under non-cancellable operating leases
2015	29,413
2016	8,315
2017	2,502
Total	40,230